Thrivent Core Plus Bond ETF Annual Fund Operating Expenses - Thrivent Core Plus Bond ETF - None	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%